Shareholders equity - Share options (Details) - EUR (€)	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shareholders equity
Compensation expenses	€ 1,673,000	€ 1,100,000
Compensation expenses recorded in general and administrative costs	1,103,000	724,000
Compensation expenses recorded in research and development costs	€ 570,000	€ 376,000